Fair Value Measurements, Derivative Instruments and Hedging Activities - Reconciliation of Changes in Carrying Amounts of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015
Goodwill [Roll Forward]
Beginning Balance	$ 3,010	$ 3,127
Foreign currency translation adjustment	(100)	(117)
Ending Balance	2,910	3,010
North America Segment
Goodwill [Roll Forward]
Beginning Balance	1,898	1,898
Ending Balance	1,898	1,898
EAA Segment
Goodwill [Roll Forward]
Beginning Balance	1,112	1,229
Foreign currency translation adjustment	(100)	(117)
Ending Balance	$ 1,012	$ 1,112